LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	116 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar US Core Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.12%	(0.43%)	1.69%
BlackRock Global Growth ETF Alloc Composite (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.83%	6.49%	8.00%
Standard Class
Prospectus [Line Items]
Average Annual Return, Percent			11.17%	5.36%	6.11%
Performance Inception Date		May 02, 2016
Service Class
Prospectus [Line Items]
Average Annual Return, Percent			10.78%	4.99%	5.74%
Performance Inception Date		May 02, 2016

[1]	The BlackRock Global Growth ETF Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 30% Bloomberg U.S. Aggregate Bond Index, 22% S&P 500® Index, 19% MSCI USA Minimum Volatility Index, 13% MSCI EAFE Minimum Volatility Index, 6% MSCI Emerging Markets Minimum Volatility Index, 5% S&P 400® MidCap Index and 5% Russell 2000® Index. The BlackRock Global Growth ETF Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The performance of the BlackRock Global Growth ETF Allocation Composite does not reflect the impact of the risk management strategy used by the Fund. Such strategy would impact the returns shown.